Foreign Currency Translation Reserve - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 570,753		₨ 485,346	₨ 522,695
Translation difference related to foreign operations, net	8,447	$ 112	3,238	3,576
Change in effective portion of hedges of net investment in foreign operations			(287)	(49)
Total comprehensive income for the year	102,326	1,356	91,196	76,975
Balance at the end of the year	559,333	7,420	570,753	485,346
Hosted data center services business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business			4,131
Workday business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business			79
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	15,250		16,618	13,107
Translation difference related to foreign operations, net	8,289		3,129
Change in effective portion of hedges of net investment in foreign operations			(287)
Total comprehensive income for the year	8,289		(1,368)	3,511
Balance at the end of the year	₨ 23,539	$ 312	15,250	₨ 16,618
Foreign currency translation reserve [member] | Hosted data center services business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business			(4,131)
Foreign currency translation reserve [member] | Workday business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business			₨ (79)